Share-Based Payment Arrangements - Schedule of Number of RSUs (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of RSUs [Abstract]
Outstanding at January 1	5,770,750	7,857,917
Granted during the year	3,150,000	2,777,000
Forfeited during the year	(859,584)	(1,187,292)
Vested during the year	(3,142,249)	(3,676,875)
Outstanding at December 31	4,918,917	5,770,750